BALANCE SHEETS (Parenthetical) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	16,431,452	16,431,452	12,926,348
Common Stock, Shares, Outstanding	16,431,452	16,431,452	12,926,348